COMMITMENTS - Contractual Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Commitments [Abstract]
Purchase obligations	$ 155.0	$ 209.9
Capital expenditure obligations	117.2	158.8
Lease obligations	142.8	130.4
Contractual obligation	$ 415.0	$ 499.1